SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Supplemental Cash Flow Information
Amount transferred from reserve to deficit	$ 97,953	$ 2,771,485
Amount reserve to common share capital	244,357
Accrued exploration and evaluation expenditures	96,430	49,094
Advance to investment	$ 50,000	$ 106,343